Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	482,763,021	555,504,190
Current digital assets (in Dollars)	$ 482,763,021	$ 555,499,721
Non-current digital assets
Long-term digital assets quantity	32,823,910	334,710
Long-term digital assets (in Dollars)	$ 32,823,910	$ 339,179
Total Digital Assets (in Dollars)	$ 515,586,931	$ 555,838,900
Binance Coin (BNB) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,763.4867	2,558.9747
Current digital assets (in Dollars)	$ 1,520,530	$ 1,818,875
Bitcoin (BTC) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	2,596.9563	2,705.7708
Current digital assets (in Dollars)	$ 223,491,846	$ 228,997,191
Ethereum (ETH) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	21,329.9035	20,676.9254
Current digital assets (in Dollars)	$ 63,656,646	$ 70,398,197
Cardano (ADA) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	69,150,950.031	69,671,396.7593
Current digital assets (in Dollars)	$ 23,565,970	$ 60,542,418
Polkadot (DOT) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	3,340,140.2001	2,766,149.1833
Current digital assets (in Dollars)	$ 6,035,593	$ 18,869,900
Solana (SOL) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	169,185.2128	43,414.4191
Current digital assets (in Dollars)	$ 21,097,592	$ 8,654,328
Non-current digital assets
Long-term digital assets quantity	196,500
Long-term digital assets (in Dollars)	$ 24,471,703
Uniswap (UNI) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	399,616.8814	421,450.3048
Current digital assets (in Dollars)	$ 2,332,473	$ 5,712,570
USDC [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity
Current digital assets (in Dollars)	$ 4,461,378	251,357
USDT [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity
Current digital assets (in Dollars)	$ 18,098,752	$ 5,271,542
Litecoin (LTC) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	11,073.803	541.84
Current digital assets (in Dollars)	$ 851,800	$ 56,378
Dogecoin (DOGE) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	56,534,119.7635	17,545,096.4535
Current digital assets (in Dollars)	$ 6,828,612	$ 5,708,209
Cosmos (ATOM) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	12,005.856	735.9223
Current digital assets (in Dollars)	$ 23,143	$ 4,605
Avalanche (AVAX) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	461,501.5177	125,979.544
Current digital assets (in Dollars)	$ 5,740,226	$ 4,612,185
Polygon (POL) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	304,295.6891	183,654.44
Current digital assets (in Dollars)	$ 31,088	$ 82,957
Ripple (XRP) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	21,146,529.3119	17,223,963.4
Current digital assets (in Dollars)	$ 39,186,475	$ 36,437,139
Enjin (ENJ) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	576,307.9792	127,360.9806
Current digital assets (in Dollars)	$ 15,849	$ 27,938
Tron (TRX) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	663,171.3819	341,529.3057
Current digital assets (in Dollars)	$ 187,723	$ 89,013
Terra Luna (LUNA) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	141,177.2041	205,057.076
Current digital assets (in Dollars)	$ 13,436
Shiba Inu (SHIB) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	20,643,542,012.03	142,074,547.6
Current digital assets (in Dollars)	$ 143,214	$ 2,995
Pyth Network (PYTH) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	4,935,058.3767	3,444,248.6
Current digital assets (in Dollars)	$ 280,805	$ 876,946
AAVE (AAVE) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	4,429.5388	2,333.3875
Current digital assets (in Dollars)	$ 652,127	$ 735,390
Algorand (ALGO) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,380,335.08	90,930.87
Current digital assets (in Dollars)	$ 153,904	$ 30,180
Aptos Mainnet (APT) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	517,026.2356	287,849.7
Current digital assets (in Dollars)	$ 875,222	$ 2,565,403
Arweave (AR) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	64,940.42	14,202.01
Current digital assets (in Dollars)	$ 223,096	$ 234,942
Aerodome (AERO0X91) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	2,113,572.4104
Current digital assets (in Dollars)	$ 917,924
Arbitrum (ARB) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,489,777.02	24
Current digital assets (in Dollars)	$ 280,923	$ 17
Bitcoin Cash (BCH) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	860.1464	25.48
Current digital assets (in Dollars)	$ 511,921	$ 11,075
Core (CORE) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	12,500,445.6036	3,995,185.791
Current digital assets (in Dollars)	$ 1,377,549	$ 4,300,418
Curve DAO Token (CRV) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	3,939,395.25	10,295.12
Current digital assets (in Dollars)	$ 1,442,868	$ 9,307
EOS (EOS) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,513.82	13,419.91
Current digital assets (in Dollars)	$ 1,181	$ 10,374
Europa Coin (EURC) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	605,795.28
Current digital assets (in Dollars)	$ 708,780
Fetch.ai (FET) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	4,619,586.9	561,613.1
Current digital assets (in Dollars)	$ 946,091	$ 732,400
Filecoin (FIL) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	83,678.3922	8,471.81
Current digital assets (in Dollars)	$ 109,612	$ 41,952
Sonic (FTM) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity		1,342,653.26
Current digital assets (in Dollars)		$ 937,490
The Graph (GRT) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	542,238.91	1,620.37
Current digital assets (in Dollars)	$ 18,229	$ 323
Hedera (HBAR) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	76,729,676.9089	49,611,593.1918
Current digital assets (in Dollars)	$ 8,317,073	$ 13,883,790
Internet Computer (ICP) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,778,949.0942	1,436,614.1074
Current digital assets (in Dollars)	$ 4,866,716	$ 14,543,861
Immutable (IMX) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	274,878.94	10,992.02
Current digital assets (in Dollars)	$ 61,176	$ 14,345
Injective (INJ) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	335,577.32	56,329.42
Current digital assets (in Dollars)	$ 1,463,990	$ 1,136,125
Jupiter (JUP) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	3,089,314.6	499,299.1
Current digital assets (in Dollars)	$ 583,880	$ 423,006
Kusama (KSM) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	470.339	470.34
Current digital assets (in Dollars)	$ 3,198	$ 15,540
Lido DAO (LDO) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	513,196.16	36,961.1
Current digital assets (in Dollars)	$ 300,384	$ 68,633
Chainlink (LINK) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	347,418.3828	239,057.7313
Current digital assets (in Dollars)	$ 4,295,173	$ 4,932,495
NEAR Protocol (NEAR) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,701,315.2684	1,300,877.88
Current digital assets (in Dollars)	$ 2,553,372	$ 163
Optimism (OP) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	173,791.63	15,436.43
Current digital assets (in Dollars)	$ 46,248	$ 6,609,639
MANTRA (OM) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	453,091.4
Current digital assets (in Dollars)	$ 31,807	$ 27,245
Pendle (PDL) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	182,478.7	31,265.4
Current digital assets (in Dollars)	$ 343,772	$ 159,454
Quant (QNT) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,014.788	1,086.7
Current digital assets (in Dollars)	$ 71,156	$ 114,864
Ripple USD (RLUSD) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	50,126
Current digital assets (in Dollars)	$ 50,126
RENDERSOL (RNDR) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,703,278.0201	162,158.1
Current digital assets (in Dollars)	$ 2,193,856	$ 1,127,499
THORChain (RUNE) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	269,953.8	91,192.7
Current digital assets (in Dollars)	$ 151,768	$ 423,581
Sei Network (SEI1) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	16,419,686.8978	2,078,991
Current digital assets (in Dollars)	$ 1,848,857	$ 851,347
SKY Governance Token (SKY) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	645,038
Current digital assets (in Dollars)	$ 37,735
Stacks (STX) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	47,106.4	203,450
Current digital assets (in Dollars)	$ 11,744	$ 97,432
Sui (SUI) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	14,683,690.6345	10,785,375
Current digital assets (in Dollars)	$ 16,459,983	$ 45,866,964
Non-current digital assets
Long-term digital assets quantity	8,327,991.5556
Long-term digital assets (in Dollars)	$ 8,289,840
SushiSwap (SUSHI) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	135	39,426.68
Current digital assets (in Dollars)	$ 37	$ 53,068
Bittensor (TAO) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	22,107.9024	9,851.64
Current digital assets (in Dollars)	$ 4,906,095	$ 4,443,335
The TON Coin (TON) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	454,318.1948	405,657.43
Current digital assets (in Dollars)	$ 739,494	$ 2,266,408
Wormhole (W) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	4,760,219	722,403
Current digital assets (in Dollars)	$ 157,563	$ 213,761
Tether Gold (XAUT6) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	34.4628
Current digital assets (in Dollars)	$ 149,372
dogwifhat (WIF) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	56,581.96
Current digital assets (in Dollars)	$ 15,277
Worldcoin (WLD2) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	2,002,365.21	49,314.1
Current digital assets (in Dollars)	$ 969,345	$ 106,139
Stellar (XLM) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	3,704,385.32	140,437.45
Current digital assets (in Dollars)	$ 753,012	$ 47,636
Tezos (XTZ) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	14,912.21	17,822.51
Current digital assets (in Dollars)	$ 7,259	$ 22,902
StarkNet (STRK1) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	2,990,189.0056
Current digital assets (in Dollars)	$ 231,441
Sonic Labs (SONICLABS) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	3,959,492.2712
Current digital assets (in Dollars)	$ 300,086
Akash Network (AKT) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	375,586.0011
Current digital assets (in Dollars)	$ 135,737
Kaspa (KAS) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	24,576,822.7965
Current digital assets (in Dollars)	$ 1,064,176
Official Trump (TRUMP) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	2,309.37
Current digital assets (in Dollars)	$ 10,891
Mantle (MNT) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	259,308.9369
Current digital assets (in Dollars)	$ 251,037
Story (IP) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	5,951.7992
Current digital assets (in Dollars)	$ 10,187
Crypto.com (CRO) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,453,014.141
Current digital assets (in Dollars)	$ 132,805
Hyperliquid (HYPE) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	32,103.2182
Current digital assets (in Dollars)	$ 830,677
OKB (OKB) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	276.2829
Current digital assets (in Dollars)	$ 30,051
IOTA (IOTA) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,233,469
Current digital assets (in Dollars)	$ 102,131
Ondo (ONDO) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,711,993.3233
Current digital assets (in Dollars)	$ 634,291
Theta Token (THETA) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	100,410.4
Current digital assets (in Dollars)	$ 26,749
Celestia (TIA) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	111,295.84
Current digital assets (in Dollars)	$ 52,209
Flare (FLR) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	3,689,429.0635
Current digital assets (in Dollars)	$ 39,108
Pi Network (PI) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	126,934.2148
Current digital assets (in Dollars)	$ 25,895
Ethna (ENA) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,686,126.19
Current digital assets (in Dollars)	$ 340,092
Four (FORM) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	31,111.1
Current digital assets (in Dollars)	$ 10,777
Virtuals Protocol (VIRTUAL) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,776,320.7111
Current digital assets (in Dollars)	$ 1,179,832
VeChain (VET) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	4,978,553.8
Current digital assets (in Dollars)	$ 52,773
Penut the Squirrel (PNUT) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	445,601.22
Current digital assets (in Dollars)	$ 30,657
Pepe (PEPE) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	40,164,090,458.7
Current digital assets (in Dollars)	$ 24,082
Zcash (ZEC) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity
Current digital assets (in Dollars)	$ 32,569
Other Coins [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	1,903,696,977.2146	145,501.2142
Current digital assets (in Dollars)	$ 42,722	$ 26,475
Non-current digital assets
Long-term digital assets quantity	271,406,137.0826	130,458,836.6519
Long-term digital assets (in Dollars)	$ 62,367	$ 207,804
Clover (CLV) [Member]
Non-current digital assets
Long-term digital assets quantity		500,000
Long-term digital assets (in Dollars)		$ 31,910
Wilder World (WILD) [Member]
Non-current digital assets
Long-term digital assets quantity		148,810
Long-term digital assets (in Dollars)		$ 99,465
Current Digital Assets [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	356,450,053	276,853,787
Digital assets loaned [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	87,326,227	38,618,758
Non-current digital assets
Long-term digital assets quantity	32,761,543
Digital assets staked [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Current digital assets quantity	38,986,741	240,031,645
Non-current digital assets [Member]
Non-current digital assets
Long-term digital assets quantity	62,367	334,710